Allowance for Loan Losses and Credit Quality Disclosures (Impaired Loans Receivables) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
With no related allowance:
Impaired loans with no related allowance, recorded investment	$ 4,071		$ 3,030	$ 4,493
Impaired loans with no related allowance, unpaid principal balance	4,232		3,201	5,135
Impaired loans with no related allowance, average recorded investment	4,375	$ 3,813	3,417	5,036
Impaired loans with no related allowance, interest income recognized	15	31	88	144
With an allowance:
Impaired loans with an allowance, recorded investment	7,204		4,128	4,287
Impaired loans with an allowance, unpaid principal balance	7,204		4,143	4,341
Impaired loans, related allowance	674		260	326
Impaired loans with an allowance, average recorded investment	4,126	4,193	4,092	4,782
Impaired loans with an allowance, interest income recognized	113	5	28	159
Total:
Impaired loans, recorded investment	11,275		7,157	8,780
Outstanding balance	11,436		7,344	9,476
Impaired loans, related allowance	674		260	326
Impaired loans, average recorded investment	8,501	8,006	7,509	9,818
Impaired loans, interest income recognized	128	36	116	303
Commercial Portfolio Segment [Member]
With no related allowance:
Impaired loans with no related allowance, recorded investment	3,500		2,449	3,399
Impaired loans with no related allowance, unpaid principal balance	3,661		2,620	4,024
Impaired loans with no related allowance, average recorded investment	3,800	2,453	2,411	3,967
Impaired loans with no related allowance, interest income recognized	15	31	88	144
With an allowance:
Impaired loans with an allowance, recorded investment	7,204		3,827	3,986
Impaired loans with an allowance, unpaid principal balance	7,204		3,827	4,025
Impaired loans, related allowance	674		222	257
Impaired loans with an allowance, average recorded investment	3,926	3,993	3,892	4,507
Impaired loans with an allowance, interest income recognized	113	5	28	159
Total:
Impaired loans, related allowance	674		222	257
Commercial Portfolio Segment [Member] | Construction Loans [Member]
With no related allowance:
Impaired loans with no related allowance, recorded investment	182		186	494
Impaired loans with no related allowance, unpaid principal balance	182		186	494
Impaired loans with no related allowance, average recorded investment	185	193	260	477
Impaired loans with no related allowance, interest income recognized	0	2	0	27
With an allowance:
Impaired loans with an allowance, recorded investment	205		205	0
Impaired loans with an allowance, unpaid principal balance	205		205	0
Impaired loans, related allowance	8		7	0
Impaired loans with an allowance, average recorded investment	205	0	51	0
Impaired loans with an allowance, interest income recognized	3	0	9	0
Total:
Impaired loans, recorded investment	387		391	494
Outstanding balance	387		391	494
Impaired loans, related allowance	8		7	0
Impaired loans, average recorded investment	390	193	311	477
Impaired loans, interest income recognized	3	2	9	27
Commercial Portfolio Segment [Member] | Commercial Business [Member]
With no related allowance:
Impaired loans with no related allowance, recorded investment	626		883	488
Impaired loans with no related allowance, unpaid principal balance	787		1,054	847
Impaired loans with no related allowance, average recorded investment	794	420	623	492
Impaired loans with no related allowance, interest income recognized	3	4	14	23
With an allowance:
Impaired loans with an allowance, recorded investment	4,022		255	211
Impaired loans with an allowance, unpaid principal balance	4,022		255	237
Impaired loans, related allowance	593		101	68
Impaired loans with an allowance, average recorded investment	1,511	210	238	307
Impaired loans with an allowance, interest income recognized	67	1	0	5
Total:
Impaired loans, recorded investment	4,648		1,138	699
Outstanding balance	4,809		1,309	1,084
Impaired loans, related allowance	593		101	68
Impaired loans, average recorded investment	2,305	630	861	799
Impaired loans, interest income recognized	70	4	14	28
Commercial Portfolio Segment [Member] | Commercial Real Estate [Member]
With no related allowance:
Impaired loans with no related allowance, recorded investment	2,692		1,380	2,417
Impaired loans with no related allowance, unpaid principal balance	2,692		1,380	2,683
Impaired loans with no related allowance, average recorded investment	2,821	1,840	1,528	2,998
Impaired loans with no related allowance, interest income recognized	12	25	74	94
With an allowance:
Impaired loans with an allowance, recorded investment	2,977		3,367	3,775
Impaired loans with an allowance, unpaid principal balance	2,977		3,367	3,788
Impaired loans, related allowance	73		114	189
Impaired loans with an allowance, average recorded investment	2,210	3,783	3,603	4,200
Impaired loans with an allowance, interest income recognized	43	4	19	154
Total:
Impaired loans, recorded investment	5,669		4,747	6,192
Outstanding balance	5,669		4,747	6,471
Impaired loans, related allowance	73		114	189
Impaired loans, average recorded investment	5,031	5,623	5,131	7,198
Impaired loans, interest income recognized	55	30	93	248
Commercial Portfolio Segment [Member] | Mortgage Warehouse Lines [Member]
With no related allowance:
Impaired loans with no related allowance, recorded investment	0		0	0
Impaired loans with no related allowance, unpaid principal balance	0		0	0
Impaired loans with no related allowance, average recorded investment	0	0	0	0
Impaired loans with no related allowance, interest income recognized	0	0	0	0
With an allowance:
Impaired loans with an allowance, recorded investment	0		0	0
Impaired loans with an allowance, unpaid principal balance	0		0	0
Impaired loans, related allowance	0		0	0
Impaired loans with an allowance, average recorded investment	0	0	0	0
Impaired loans with an allowance, interest income recognized	0	0	0	0
Total:
Impaired loans, recorded investment	0		0	0
Outstanding balance	0		0	0
Impaired loans, related allowance	0		0	0
Impaired loans, average recorded investment	0	0	0	0
Impaired loans, interest income recognized	0	0	0	0
Commercial Portfolio Segment [Member] | Residential Real Estate Loans [Member]
With no related allowance:
Impaired loans with no related allowance, recorded investment	238		244	831
Impaired loans with no related allowance, unpaid principal balance	238		244	831
Impaired loans with no related allowance, average recorded investment	240	1,097	725	981
Impaired loans with no related allowance, interest income recognized	0	0	0	0
With an allowance:
Impaired loans with an allowance, recorded investment	0		301	301
Impaired loans with an allowance, unpaid principal balance	0		316	316
Impaired loans, related allowance	0		38	69
Impaired loans with an allowance, average recorded investment	200	200	200	100
Impaired loans with an allowance, interest income recognized	0	0	0	0
Total:
Impaired loans, recorded investment	238		544	1,132
Outstanding balance	238		560	1,147
Impaired loans, related allowance	0		38	69
Impaired loans, average recorded investment	440	1,297	925	1,081
Impaired loans, interest income recognized	0	0	0	0
Consumer Portfolio Segment [Member]
With no related allowance:
Impaired loans with no related allowance, recorded investment	333		337	263
Impaired loans with no related allowance, unpaid principal balance	333		337	280
Impaired loans with no related allowance, average recorded investment	335	263	281	88
Impaired loans with no related allowance, interest income recognized	0	0	0	0
With an allowance:
Impaired loans with an allowance, recorded investment	0		0	0
Impaired loans with an allowance, unpaid principal balance	0		0	0
Impaired loans, related allowance	0		0	0
Impaired loans with an allowance, average recorded investment	0	0	0	175
Impaired loans with an allowance, interest income recognized	0	0	0	0
Total:
Impaired loans, recorded investment	333		337	263
Outstanding balance	333		337	280
Impaired loans, related allowance	0		0	0
Impaired loans, average recorded investment	335	263	281	263
Impaired loans, interest income recognized	0	0	0	0
Consumer Portfolio Segment [Member] | Loans to Individuals [Member]
With no related allowance:
Impaired loans with no related allowance, recorded investment	333		337	263
Impaired loans with no related allowance, unpaid principal balance	333		337	280
Impaired loans with no related allowance, average recorded investment	335	263	281	88
Impaired loans with no related allowance, interest income recognized	0	0	0	0
With an allowance:
Impaired loans with an allowance, recorded investment	0		0	0
Impaired loans with an allowance, unpaid principal balance	0		0	0
Impaired loans, related allowance	0		0	0
Impaired loans with an allowance, average recorded investment	0	0	0	175
Impaired loans with an allowance, interest income recognized	0	0	0	0
Total:
Impaired loans, related allowance	0		0	0
Consumer Portfolio Segment [Member] | Other [Member]
With no related allowance:
Impaired loans with no related allowance, recorded investment	0		0	0
Impaired loans with no related allowance, unpaid principal balance	0		0	0
Impaired loans with no related allowance, average recorded investment	0	0	0	0
Impaired loans with no related allowance, interest income recognized	0	0	0	0
With an allowance:
Impaired loans with an allowance, recorded investment	0		0	0
Impaired loans with an allowance, unpaid principal balance	0		0	0
Impaired loans, related allowance	0		0	0
Impaired loans with an allowance, average recorded investment	0	0	0	0
Impaired loans with an allowance, interest income recognized	0	$ 0	0	0
Total:
Impaired loans, related allowance	$ 0		$ 0	$ 0